Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 61	$ 51
Provision for credit losses
Model changes		4
Originations	20	13
Maturities	(13)	(13)
Changes in risk, parameters and exposures	110	37
Write-offs	(38)	(36)
Recoveries	7	8
Exchange rate and other	(7)	(3)
Balance at end of period	140	61
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	29	17
Provision for credit losses
Model changes		11
Transfers to Stage 1	12	18
Transfers to Stage 2	(11)	(3)
Originations	20	13
Maturities	(7)	(5)
Changes in risk, parameters and exposures	35	(22)
Balance at end of period	78	29
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	10	16
Provision for credit losses
Model changes		(7)
Transfers to Stage 1	(12)	(18)
Transfers to Stage 2	11	3
Transfers to Stage 3	(2)	(9)
Maturities	(6)	(8)
Changes in risk, parameters and exposures	28	32
Exchange rate and other		1
Balance at end of period	29	10
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	22	18
Provision for credit losses
Transfers to Stage 3	2	9
Changes in risk, parameters and exposures	47	27
Write-offs	(38)	(36)
Recoveries	7	8
Exchange rate and other	(7)	(4)
Balance at end of period	$ 33	$ 22